Other (Income) Expenses, Net - Schedule of Other (Income) Expenses, Net (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Equity loss	$ 18	$ 23	$ 59	$ 68	$ 89	$ 94	$ 70
Foreign currency gains, net	8	(35)	21	(62)	(39)	(16)	(14)
Net gain from asset sales	(132)	(2)	(164)	(33)	(32)	(34)	(13)
Net (gain) loss on mark-to-market derivative contracts	(4)	17	5	19	26	13	(36)
Other, net	4	1	(11)	(1)	(2)	1	7
Other (income) expenses, net	$ (106)	$ 4	$ (90)	$ (9)	$ 42	$ 58	$ 14